DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Nov. 10, 2021 USD ($)	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Shares convertible in merger	2.98
Net increase in cash from business combination	$ 243,900			$ 243,900
Transaction costs	$ 70,200			70,200
Warrant liabilities		$ 27,264		49,419
Net loss		18,447	$ 8,482	124,213	$ 21,531
Accumulated deficit		201,350		182,903	58,690
Net cash used in operating activities		18,225	6,791	64,909	19,130
Cash and cash equivalents		$ 244,488	$ 21,562	$ 264,615	$ 11,055
Operations and debt related commitments period		1 year
Number of segments | segment		1